LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Long-Term Investments [Abstract]
Schedule of warrant issued
	Fair value		Fair value
	December 31,	Change in	December 31,
	2017	fair value	2018
	$	$	$
Level 1 on fair value hierarchy
Avricore - shares	500,000	(333,333)	166,667

Level 2 on fair value hierarchy
Avricore - warrants	166,667	(50,826)	115,841

	666,667	(384,159)	282,508